Principal accounting policies - Intangible assets, net (Details) - Computer Software and systems	12 Months Ended
Dec. 31, 2018
Minimum
Finite-Lived Intangible Assets
Useful life (in years)	2 years
Maximum
Finite-Lived Intangible Assets
Useful life (in years)	5 years